Fixed Assets and Right of Use Assets and Lease Liability (Details 8) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed Assets And Right Of Use Assets And Lease Liability
Depreciation	$ (26,889)
Interests	(2,965)
Short term lease	(4,177)
Total	$ (34,031)